SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	1 Months Ended	3 Months Ended		12 Months Ended
	Jan. 31, 2021	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Bad debt				$ 20,099	$ 1,514,160
Allowance for Uncollectible Accounts		3,967		3,967	5,019
Impairment of goodwill		1,275,938			61,000
Sales, returns and allowance		15,034	44,965	28,707	51,159
Uncertain tax positions		0		0	0
Advertising costs		10,300	$ 12,300	32,700	125,000
FDIC limit		250,000		250,000
Impairment of long-lived assets		$ 0		0
S and S Beverage [Member]
Allowance for Uncollectible Accounts	$ 24,280			24,280	0
Uncertain tax positions	0			0	0
Advertising costs	286			53,597	0
FDIC limit	$ 250,000			250,000
Impairment of long-lived assets				0	0
Accounts Receivable [Member]
Bad debt				$ 32,768	$ 14,160